Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000219203
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class A
Trading Symbol	GCEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.25%	[1]
AssetsNet	$ 44,325,122
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 165,261
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219205
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class C
Trading Symbol	GCEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$113	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.00%	[2]
AssetsNet	$ 44,325,122
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 165,261
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219200
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class P
Trading Symbol	GCEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.88%	[3]
AssetsNet	$ 44,325,122
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 165,261
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219201
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class R6
Trading Symbol	GCEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.88%	[4]
AssetsNet	$ 44,325,122
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 165,261
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219204
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Institutional Class
Trading Symbol	GCEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.89%	[5]
AssetsNet	$ 44,325,122
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 165,261
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219206
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Investor Class
Trading Symbol	GCEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%	[6]
AssetsNet	$ 44,325,122
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 165,261
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	GLEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.46%	[7]
AssetsNet	$ 473,509,946
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,308,164
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	GLECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$121	2.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.21%	[8]
AssetsNet	$ 473,509,946
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,308,164
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201753
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class P
Trading Symbol	GAMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$60	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.09%	[9]
AssetsNet	$ 473,509,946
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,308,164
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class R
Trading Symbol	GLERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$94	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.71%	[10]
AssetsNet	$ 473,509,946
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,308,164
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	GLESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.09%	[11]
AssetsNet	$ 473,509,946
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,308,164
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GLEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.10%	[12]
AssetsNet	$ 473,509,946
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,308,164
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GLEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$67	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.21%	[13]
AssetsNet	$ 473,509,946
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,308,164
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124917
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	GLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$302	5.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 302
Expense Ratio, Percent	5.64%	[14]
AssetsNet	$ 1,793,384,768
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 8,249,372
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	GLPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$349	6.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 349
Expense Ratio, Percent	6.53%	[15]
AssetsNet	$ 1,793,384,768
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 8,249,372
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201752
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class P
Trading Symbol	GMNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$282	5.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 282
Expense Ratio, Percent	5.25%	[16]
AssetsNet	$ 1,793,384,768
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 8,249,372
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124921
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class R
Trading Symbol	GLPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$317	5.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 317
Expense Ratio, Percent	5.91%	[17]
AssetsNet	$ 1,793,384,768
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 8,249,372
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000199576
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	GLPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$285	5.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 285
Expense Ratio, Percent	5.31%	[18]
AssetsNet	$ 1,793,384,768
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 8,249,372
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124919
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$284	5.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	5.30%	[19]
AssetsNet	$ 1,793,384,768
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 8,249,372
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124920
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GLPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$291	5.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 291
Expense Ratio, Percent	5.42%	[20]
AssetsNet	$ 1,793,384,768
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 8,249,372
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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